Investment Portfolio	as of January 31, 2020 (Unaudited)

DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 101.6%
Alabama 1.1%
Alabama, Black Belt Energy Gas District Prepay Revenue, Series A, 4.0%, Mandatory Put 12/1/2023 @ 100, 12/1/2048, GTY: The Goldman Sachs & Co.	2,200,000	2,405,788
Southeast Alabama, State Gas Supply District Revenue Project, Series A, 4.0%, Mandatory Put 6/1/2024 @ 100, 6/1/2049, GTY: Morgan Stanley	1,200,000	1,322,232
		3,728,020
Arizona 1.1%
Arizona, State Certificates of Participation, Series A, 5.0%, 10/1/2026	1,500,000	1,882,215
Chandler, AZ, State General Obligation, 4.0%, 7/1/2021	1,600,000	1,670,864
		3,553,079
California 15.3%
California, Eastern Municipal Water District, Water & Wastewater Revenue, Series B, 70% of 1-month USD-LIBOR + 0.300%, 1.547% *, Mandatory Put 10/1/2021 @ 100, 7/1/2030	2,000,000	2,002,120
California, San Diego Association of Governments, Capital Grant Receipts Revenue, Mid-Coast Corridor Transit Project, Series B, 1.8%, 11/15/2027	2,500,000	2,537,500
California, School Finance Authority Revenue, Inspire Charter Schools Revenue, Series B, 144A, 3.0%, 7/15/2020	1,000,000	1,001,840
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, MUNIPSA + 0.370%, 1.31% *, Mandatory Put 12/1/2022 @ 100, 12/1/2035	4,000,000	4,012,200
California, State General Obligation:
Series 2019-MIZ9003, 144A, 1.11% **, 2/7/2020, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	5,000,000	5,000,000
MUNIPSA + 0.430%, 1.37% *, Mandatory Put 12/1/2023 @ 100, 12/1/2029	1,250,000	1,256,250
5.0%, 4/1/2021	4,000,000	4,193,280
California, State Infrastructure & Economic Development Bank Revenue, 1.75%, Mandatory Put 8/1/2026 @ 100, 8/1/2055	1,100,000	1,130,173
California, State Infrastructure & Economic Development Bank, Industrial Development Revenue, Pleasant Mattress, Inc., Series A, AMT, 1.01% **, 2/7/2020, LOC: Wells Fargo Bank NA	740,000	740,000
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, APM Project:
Series A, AMT, 5.0%, 12/31/2025	1,000,000	1,204,610
Series A, AMT, 5.0%, 6/30/2026	500,000	608,240
California, State Municipal Finance Authority Revenue, River Springs Charter School, 144A, 4.0%, 8/15/2020	1,000,000	1,010,070
California, State Municipal Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc., Series A, AMT, 2.0%, Mandatory Put 12/1/2020 @ 100, 12/1/2044	2,000,000	2,012,260
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,034,370
California, State University Revenue, Series A, 5.0%, 11/1/2021 (a)	3,000,000	3,224,520
California, Statewide Communities Development Authority Revenue, Viamonte Senior Living Project, Series B, 3.0%, 7/1/2025	1,500,000	1,528,515
Contra Costa, CA, Transportation Authority, Sales Tax Revenue, Series A, 70% of 1-month USD-LIBOR + 0.250%, 1.497% *, Mandatory Put 9/1/2021 @ 100, 3/1/2034	4,165,000	4,171,331
Glendale, CA, Unified School District:
5.0%, 9/1/2025 (a)	500,000	601,130
5.0%, 9/1/2026 (a)	500,000	617,885
Newport Mesa, CA, Unified School District, Election of 2000:
5.0%, 8/1/2024 (a)	1,200,000	1,405,968
5.0%, 8/1/2025 (a)	1,300,000	1,573,988
Port of Oakland, CA, Series O, AMT, 5.0%, 5/1/2020	3,000,000	3,028,380
San Francisco City & County, CA, Multi Family Housing Revenue, Eastern Park Apartments, Series K, 1.3%, Mandatory Put 1/1/2023 @ 100, 7/1/2023	1,250,000	1,257,750
San Francisco City & County, CA, Multi Family Housing Revenue, Transbay Block 8 Tower Apartments, Series H-1, 0.99% **, 2/7/2020, LOC: Bank of China Ltd.	1,300,000	1,300,000
Southern California, State Public Power Authority, Canyon Power Project, Series B, MUNIPSA + 0.250%, 1.19% *, Mandatory Put 5/1/2021 @ 100, 7/1/2040	2,500,000	2,500,300
Stockton, CA, Public Financing Authority, Wastewater Revenue, 1.4%, 6/1/2022	1,500,000	1,503,735
Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue, San Diego, Tobacco Securitization Corp., Class 2, Series B-1, 2.25%, 6/1/2029	500,000	517,875
		50,974,290
Colorado 2.3%
Cherry Creek, CO, School District No. 5, Series C, 5.0%, 12/15/2031	2,000,000	2,550,320
Denver City & County, CO, Airport System Revenue:
Series A, AMT, 5.0%, 12/1/2026	2,000,000	2,476,660
Series D, 5.0%, Mandatory Put 11/15/2022 @ 100, 11/15/2031	2,000,000	2,216,940
Fort Collins, CO, Economic Development Revenue, Oakridge Project, Series A, AMT, 1.0% **, 2/7/2020, LOC: U.S. Bank NA	590,000	590,000
		7,833,920
Connecticut 3.9%
Connecticut, State General Obligation, Series A, 5.0%, 3/15/2029	2,000,000	2,373,740
Connecticut, State Health & Educational Facilities Authority Revenue, Series A, 1.1%, Mandatory Put 2/7/2023 @ 100, 7/1/2048	3,000,000	3,009,450
Connecticut, State Health & Educational Facilities Authority Revenue, Yale University Issue, Series A-4, 2.0%, Mandatory Put 2/8/2022 @ 100, 7/1/2049	4,000,000	4,081,240
Connecticut, State Housing Finance Authority, Housing Finance Mortgage Program:
Series E-E3, 1.625%, Mandatory Put 11/15/2022 @ 100, 11/15/2059	1,000,000	1,003,110
Series C-1, 4.0%, 11/15/2047	1,425,000	1,531,234
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	1,080,000	1,161,032
		13,159,806
District of Columbia 0.7%
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Nannie Helen Owner LLC, 1.45%, Mandatory Put 8/1/2022 @ 100, 2/1/2039	1,500,000	1,511,010
District of Columbia, The PEW Charitable Trust, Series A, 0.95% **, 2/7/2020, LOC: PNC Bank NA	865,000	865,000
		2,376,010
Florida 5.6%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Series A, AMT, 0.99% **, 2/7/2020, LIQ: Fannie Mae, LOC: Fannie Mae	300,000	300,000
Atlantic Beach, FL, Healthcare Facilities Revenue Fleet Landing Project, Series B-2, 3.0%, 11/15/2023	1,250,000	1,255,000
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains U.S.A. Passenger Rail Project, Series B, AMT, 1.9%, Mandatory Put 3/17/2020 @ 100, 1/1/2049	2,000,000	2,001,880
Florida, Jacksonville Electric Authority, Water & Sewer System Revenue, Series B, 1.03% **, 2/7/2020, SPA: JPMorgan Chase Bank NA	4,600,000	4,600,000
Florida, State Department Transportation, Right-of-Way Acquisition & Bridge Construction, Series A, 5.0%, 7/1/2020	1,975,000	2,008,476
Lakeland, FL, Educational Facilities Revenue, Florida Southern College Project, Series B, 0.91% **, 2/7/2020, LOC: TD Bank NA	315,000	315,000
Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,333,075
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center of Florida, Inc., 5.0%, 11/15/2021	1,000,000	1,067,500
Village, FL, Community Development District No. 13, Special Assessment Revenue, 144A, 2.625%, 5/1/2024	500,000	505,815
Volusia County, FL, School Board, Certificate of Participations:
5.0%, 8/1/2021	2,000,000	2,121,840
5.0%, 8/1/2022	3,000,000	3,299,220
		18,807,806
Georgia 4.2%
Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,036,070
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	1,200,000	1,269,396
Cobb County, GA, Hospital Authority Revenue, Anticipation Certificates Equipment, Pool Project, 0.95% **, 2/7/2020, LOC: Wells Fargo Bank NA	550,000	550,000
Columbia County, GA, Water & Sewerage Revenue:
5.0%, 6/1/2021 (a)	875,000	919,966
5.0%, 6/1/2022 (a)	600,000	654,750
Douglas County, GA, Development Authority, Pandosia LLC, Project, Series A, AMT, 1.18% **, 2/7/2020, LOC: Wells Fargo Bank NA	200,000	200,000
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series A, 4.0%, Mandatory Put 9/1/2023 @ 100, 4/1/2048, LIQ: Royal Bank of Canada	1,865,000	2,043,686
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048, GTY: Royal Bank of Canada	750,000	825,953
Georgia, State General Obligation:
Series C, 5.0%, 7/1/2021	4,325,000	4,576,974
Series A-1, 5.0%, 2/1/2022 (a)	1,905,000	2,060,981
		14,137,776
Illinois 5.4%
Granite City, IL, Waste Management, Inc. Project, AMT, 2.2%, Mandatory Put 5/1/2020 @ 100, 5/1/2027	2,000,000	2,004,540
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 5.25%, 6/1/2020	2,000,000	2,026,740
Illinois, State Development Finance Authority, American Youth Hostels Project, 0.93% **, 2/7/2020, LOC: Harris NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 1.6%, Mandatory Put 11/2/2020 @ 100, 11/1/2044, GTY: Waste Management Holdings	2,000,000	2,005,160
Illinois, State Educational Facilities Authority, University of Chicago, Series B, 1.875%, Mandatory Put 2/13/2020 @ 100, 7/1/2025	1,250,000	1,250,287
Illinois, State Finance Authority Revenue, The Catherine Cook School Project, 0.92% **, 2/7/2020, LOC: Northern Trust Co.	155,000	155,000
Illinois, State General Obligation:
Series D, 5.0%, 11/1/2020	1,000,000	1,027,200
Series A, 5.0%, 10/1/2021	1,000,000	1,056,080
Series B, 5.0%, 10/1/2021	1,000,000	1,056,080
Illinois, State Sales Tax Revenue, Junior Obligation, Series A, 5.0%, 6/15/2022	1,500,000	1,609,755
Lake County, IL, Forest Preservation District, Series A, 67% of 3-month USD-LIBOR + 0.480%, 1.749% *, 12/15/2020	1,335,000	1,336,829
Morton Grove, IL, Cultural Facilities Revenue, Holocaust Museum & Education, 0.95% **, 2/7/2020, LOC: Bank of America NA	665,000	665,000
Will County, IL, Community Unit School District No. 210, Lincoln-Way, ETM, Zero Coupon, 1/1/2022, INS: AGMC	1,815,000	1,773,364
		17,966,035
Indiana 1.1%
Indiana, State Finance Authority, Health Systems Revenue, Sisters of St. Francis Health, Series F, 0.98% **, 2/7/2020, LOC: Bank of NY Mellon	600,000	600,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health Obligated Group, Series 2015B, 1.65%, Mandatory Put 7/1/2022 @ 100, 12/1/2042	1,000,000	1,010,400
Indianapolis, IN, Local Public Improvement Bond Bank, Fieldhouse Project, Series B, 1.45%, 6/1/2021	2,100,000	2,101,617
		3,712,017
Iowa 0.6%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc., Series A-2, 2.875%, 5/15/2049	1,500,000	1,516,065
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, Fertilizer Co. Project, 3.125%, 12/1/2022	500,000	508,440
		2,024,505
Kentucky 1.8%
Kentucky, Asset/Liability Commission, General Fund Revenue, Series A, 3.0%, 6/25/2020	2,320,000	2,337,191
Kentucky, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Series A, AMT, 1.35%, Mandatory Put 3/2/2020 @ 100, 4/1/2031	2,000,000	2,000,180
Kentucky, State Public Energy Authority, Gas Supply Revenue, Series B, 4.0%, Mandatory Put 1/1/2025 @ 100, 1/1/2049, GTY: BP Corp.	1,435,000	1,602,838
		5,940,209
Louisiana 0.5%
Calcasieu Parish, LA, Public Trust Authority, Solid Waste Disposal Revenue, WPT Corp. Project, AMT, 1.1% **, 2/7/2020, LOC: Freddie Mac	1,000,000	1,000,000
Louisiana, State Public Facilities Authority Revenue, Christus Health, Series B-2, 0.91% **, 2/7/2020, LOC: Bank of NY Mellon	550,000	550,000
		1,550,000
Maine 0.1%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	460,000	476,105
Maryland 1.3%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead, Inc., Series B, 2.875%, 7/1/2023	1,750,000	1,843,100
Montgomery County, MD, Public Improvements Project, Series A, 5.0%, 11/1/2021	2,215,000	2,374,746
		4,217,846
Massachusetts 1.7%
Massachusetts, State Development Finance Agency, Solid Waste Disposal Revenue, Waste Management, Inc., Project, 144A, AMT, 2.15%, Mandatory Put 5/1/2020 @ 100, 5/1/2027, GTY: Waste Management, Inc.	250,000	250,537
Massachusetts, State General Obligation, Series A, 5.0%, 7/1/2021	5,000,000	5,290,550
		5,541,087
Michigan 2.8%
Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 1.01% **, 2/7/2020, LOC: Bank of NY Mellon	225,000	225,000
Michigan, State Building Authority Revenue, Series I, 5.0%, 10/15/2021	500,000	534,535
Michigan, State Finance Authority Revenue, Series A-1, 4.0%, 8/20/2020	1,500,000	1,524,660
Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp., 68% of 1-month USD-LIBOR + 0.400%, 1.522% *, Mandatory Put 10/15/2021 @ 100, 10/15/2030	1,860,000	1,863,515
Michigan, State Housing Development Authority, Series A-1, 1.5%, 10/1/2022	550,000	550,858
Wayne County, MI, Airport Authority Revenue, Series A, AMT, 4.0%, 12/1/2020, INS: AGMC	4,600,000	4,711,872
		9,410,440
Minnesota 2.2%
Minnesota, State General Obligation:
Series A, 5.0%, 8/1/2021	1,800,000	1,911,042
Series D, 5.0%, 8/1/2021	5,060,000	5,372,151
		7,283,193
Missouri 0.7%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, Series B, 2.875%, Mandatory Put 2/1/2022 @ 100, 2/1/2034	460,000	461,104
Missouri, State Public Utilities Commission Revenue, Interim Construction Notes, Series 2019, 1.5%, 3/1/2021	2,000,000	2,004,340
		2,465,444
Nebraska 1.1%
Nebraska, State Investment Finance Authority, Multi Family Revenue, Irvington Heights, Series A, AMT, 0.98% **, 2/7/2020, LOC: Citibank NA	3,500,000	3,500,000
Nevada 0.3%
Nevada, State Housing Division, Multi-Unit Housing, AMT, 1.1% **, 2/7/2020, LOC: Citibank NA	365,000	365,000
Sparks, NV, Tourism Improvement District No. 1 Revenue, Sales Tax Revenue, Series A, 144A, 2.5%, 6/15/2024	500,000	508,995
		873,995
New Jersey 3.8%
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	320,000	325,741
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series A, 2.375%, 12/1/2029	1,200,000	1,229,232
New Jersey, State Housing & Mortgage Finance Agency, Multi Family Conduit Revenue, Pilgrim Baptist Village I&II Project, Series E, 1.5%, Mandatory Put 9/1/2021 @ 100, 9/1/2022	3,000,000	3,016,410
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Conduit Revenue, Oceanport Gardens, Series C, 1.58%, Mandatory Put 6/1/2020 @ 100, 6/1/2022	1,000,000	1,001,380
New Jersey, State Transportation Trust Fund Authority, Series A, 5.0%, 12/15/2026	3,000,000	3,637,020
New Jersey, State Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2024	1,000,000	1,155,220
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2025	1,955,000	2,301,230
		12,666,233
New Hampshire 0.9%
New Hampshire, National Finance Authority, Exempt Facilities Revenue, Emerald Renewable Diesel LLC Project, 144A, AMT, 2.0%, Mandatory Put 8/31/2020 @ 100, 6/1/2049	3,000,000	3,011,280
New Mexico 0.6%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, "I", Series A-1, 4.0%, 1/1/2049	875,000	958,221
Santa Fe, NM, Retirement Facility Revenue, El Castillo Retirement Project, Series B-1, 2.625%, 5/15/2025	1,000,000	1,004,400
		1,962,621
New York 6.5%
New York, Metropolitan Transportation Authority Revenue:
Series A, 4.0%, 2/3/2020	2,000,000	2,000,000
Series B-1, 5.0%, 5/15/2022	2,000,000	2,172,360
Series D-1, 5.0%, 9/1/2022	3,725,000	4,087,703
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Montefiore Obligation Group, Series A, 5.0%, 8/1/2026	2,000,000	2,455,620
New York, State Dormitory Authority Revenue, State Personal Income Tax Revenue, Series E, 5.0%, 2/15/2023	1,035,000	1,162,233
New York, State Housing Finance Agency Revenue, Series K, 1.45%, 5/1/2023	2,500,000	2,518,150
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 195, 4.0%, 10/1/2046	2,370,000	2,519,381
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment, AMT, 5.0%, 1/1/2023	3,000,000	3,302,820
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2025 (a)	300,000	353,982
Series A, 5.0%, 9/1/2027 (a)	500,000	613,560
Series A, 5.0%, 9/1/2028 (a)	500,000	624,365
		21,810,174
North Carolina 1.2%
North Carolina, State Housing Finance Agency, Home Ownership Revenue:
Series 38-B, 4.0%, 7/1/2047	790,000	852,497
Series 41, 4.0%, 1/1/2050	1,490,000	1,646,271
Wake County, NC, General Obligation, Series C, 5.0%, 11/1/2022	1,425,000	1,586,068
		4,084,836
North Dakota 0.4%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 4.0%, 7/1/2047	1,110,000	1,194,871
Ohio 0.9%
Cleveland, OH, Airport System Revenue, Series A, AMT, 5.0%, 1/1/2025	1,000,000	1,176,570
Columbus, OH, Regional Airport Authority Capital Funding Revenue, Oasbo Expanded Asset, Series SR, 0.94% **, 2/7/2020, LOC: U.S. Bank NA	450,000	450,000
Hamilton County, OH, Hospital Facility Revenue, Elizabeth Gamble, Series A, 0.95% **, 2/7/2020, LOC: Northern Trust Company	400,000	400,000
Ohio, American Municipal Power, Inc., Combined Hydroelectric Project, Series A, 2.25%, Mandatory Put 8/15/2021 @ 100, 2/15/2048	1,000,000	1,009,590
		3,036,160
Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Gilcrease Expressway West Project, AMT, 1.625%, 7/6/2023	2,000,000	2,004,700
Oklahoma, State Municipal Power Authority, SIFMA Index, Series A, MUNIPSA + 0.390%, 1.33% *, 1/1/2023	630,000	631,304
		2,636,004
Oregon 1.2%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 3.5%, 7/1/2036	1,770,000	1,858,695
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	510,000	528,090
Washington Multnomah & Yamhill Counties, OR, Hillsboro School District No. 1J, 5.0%, 6/15/2031	1,180,000	1,481,938
		3,868,723
Pennsylvania 5.7%
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds, 5.0%, 6/1/2026	2,000,000	2,446,320
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc. Project:
Series A, AMT, 1.2%, Mandatory Put 4/15/2020 @ 100, 4/1/2034	230,000	230,046
Series B-1, AMT, 1.2%, Mandatory Put 4/15/2020 @ 100, 4/1/2049	230,000	230,046
Pennsylvania, State Higher Educational Facilities Authority, Association of Independent Colleges & Universities, 0.95% **, 2/7/2020, LOC: PNC Bank NA	875,000	875,000
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	1,145,000	1,194,235
Series 122, 4.0%, 10/1/2046	3,185,000	3,412,059
Pennsylvania, State Intergovernmental Cooperation Authority, Philadelphia Funding Program, Series 2020, 5.0%, 6/15/2022 (a)	2,730,000	2,981,979
Pennsylvania, State Public School Building Authority, School District Project, Series A, 0.95% **, 2/7/2020, LOC: PNC Bank NA	745,000	745,000
Pennsylvania, State Turnpike Commission Revenue:
Series B, MUNIPSA + 0.500%, 1.44% *, 12/1/2021	2,000,000	2,003,980
Series B-1, MUNIPSA + 0.880% , 1.82% *, 12/1/2020	2,000,000	2,004,820
Philadelphia, PA, General Obligation, Series B, 0.92% **, 2/7/2020, LOC: Barclays Bank PLC	1,915,000	1,915,000
Philadelphia, PA, School District, Series 2020, 5.0%, 9/1/2022 (a)	1,000,000	1,082,270
		19,120,755
Rhode Island 0.6%
Rhode Island, State Housing & Mortgage Finance Corp., Revenue, Multi Family Development Sustainability Bonds, Series 1-A, 1.7%, Mandatory Put 10/1/2022 @ 100, 10/1/2049	2,115,000	2,119,801
South Carolina 0.3%
Laurens County, SC, Water & Sewer Commission, Waterworks District, 1.375%, 2/1/2022 (a)	1,000,000	1,003,040
South Dakota 0.7%
South Dakota, Housing Development Authority, Homeownership Mortgage:
Series B, 4.0%, 11/1/2047	1,875,000	2,022,694
Series A, AMT, 4.5%, 5/1/2031	365,000	380,253
		2,402,947
Tennessee 1.4%
Sevier County, TN, Public Building Authority, Local Government Public Improvement VII, Series B-1, 1.0% **, 2/7/2020, LOC: Bank of America NA	1,385,000	1,385,000
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	640,000	657,683
Tennessee, State Energy Acquisition Corp., Gas Revenue, Series A, 4.0%, Mandatory Put 5/1/2023 @ 100, 5/1/2048, GTY: Goldman Sachs Group, Inc.	2,250,000	2,436,075
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	155,000	159,876
Series 1A, AMT, 4.5%, 1/1/2038	175,000	181,325
		4,819,959
Texas 12.3%
Allen, TX, Independent School District Building, Prerefunded 1/15/2021 @ 100, 5.0%, 2/15/2024	315,000	328,485
Alvin, TX, Independent School District, Series B, 1.25%, Mandatory Put 8/15/2022 @ 100, 2/15/2033	2,000,000	2,006,940
Bexar County, TX, Certificates Obligation, Series B, 5.0%, 6/15/2021	4,000,000	4,225,720
Goose Creek, TX, Consolidated Independent School District, Series B, 3.0%, Mandatory Put 10/1/2020 @ 100, 10/1/2049	1,000,000	1,013,080
Gulf Coast, TX, Waste Disposal Authority Revenue, Waste Management of Texas, Series B, AMT, 2.15%, Mandatory Put 5/1/2020 @ 100, 5/1/2028	250,000	250,538
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B-1, 5.0%, Mandatory Put 12/1/2022 @ 100, 7/1/2049	1,500,000	1,660,965
Harris County, TX, Flood Control District, Series A, 5.25%, 10/1/2021	1,465,000	1,570,905
Houston, TX, Minnetonka Airport Systems Revenue, Beacon Hill, Series C, AMT, 5.0%, 7/1/2026	2,500,000	3,075,800
Houston, TX, Airport Systems Revenue:
Series A, AMT, 5.0%, 7/1/2025	500,000	600,255
Series A, AMT, 5.0%, 7/1/2026	1,000,000	1,230,320
Houston, TX, Independent School District, Series A-2, 2.25%, Mandatory Put 6/1/2022 @ 100, 6/1/2039	1,000,000	1,029,830
Houston, TX, Utility System Revenue, Series C, 70% of 1-month USD-LIBOR + 0.360%, 1.515% *, Mandatory Put 8/1/2021 @ 100, 5/15/2034	1,575,000	1,576,622
Katy, TX, Katy Independent School District, Series 2015-C, 67% of 1-month USD-LIBOR + 0.280%, 1.403% *, Mandatory Put 8/16/2021 @ 100, 8/15/2036	1,000,000	1,000,010
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc. Project, AMT, 1.45%, Mandatory Put 5/1/2020 @ 100, 1/1/2026	2,500,000	2,500,000
Richardson, TX, Independent School District, 5.0%, 2/15/2021	2,000,000	2,085,400
Round Rock, TX, Independent School District, 5.0%, 8/1/2021	4,275,000	4,540,050
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2021	2,435,000	2,490,056
Tarrant County, TX, Housing Finance Corp., Multi family Housing Gateway Apartments, 0.94% **, 2/7/2020, LIQ: Fannie Mae, LOC: Fannie Mae	530,000	530,000
Texas, Cypress Fairbanks Independent School District, School Building, Series A-2, 1.25%, Mandatory Put 8/15/2022 @ 100, 2/15/2036	2,000,000	2,008,420
Texas, Eagle Mountain & Saginaw Independent School District, 5.0%, 8/15/2030	1,985,000	2,410,405
Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	1,040,000	1,157,634
Texas, Love Field Airport Modernization Corp., General Airport Revenue, AMT, 5.0%, 11/1/2021	500,000	534,170
Texas, State Transportation, 4.0%, 8/27/2020	3,000,000	3,051,930
		40,877,535
Virginia 3.7%
Chesapeake Bay, VA, Bridge & Tunnel District Revenue, First Tier General Resolution, 5.0%, 11/1/2023	1,250,000	1,428,400
Fairfax County, VA, Economic Development Authority Revenue, Wiehle Avenue Metrorail Station Parking Project:
5.0%, 8/1/2021 (a)	1,650,000	1,732,500
5.0%, 8/1/2022 (a)	1,000,000	1,086,690
Hampton Roads, VA, Transportation Accountability Commission Revenue, Series A, 5.0%, 7/1/2022	2,500,000	2,743,650
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 1.0% **, 2/7/2020, LOC: Northern Trust Company	650,000	650,000
Peninsula, VA, Ports Authority, Coal Terminal Revenue, Dominion Terminal Associates Project, Series 2003, 1.7%, Mandatory Put 10/1/2022 @ 100, 10/1/2033	1,410,000	1,420,208
Virginia Beach, VA, General Obligation, Series B, 5.0%, 7/15/2022	2,940,000	3,237,117
		12,298,565
Washington 3.2%
Olympia, WA, Economic Development Corp., Spring Air Northwest Project, AMT, 1.0% **, 2/7/2020, LOC: U.S. Bank NA	760,000	760,000
Seattle, WA, Municipal Light & Power Revenue, Series C-1, MUNIPSA + 0.490%, 1.43% *, Mandatory Put 11/1/2023 @ 100, 11/1/2046	2,000,000	2,008,000
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.0%, 7/1/2021	4,620,000	4,887,821
Washington, State General Obligation:
5.0%, 6/1/2026 (a)	500,000	592,605
5.0%, 6/1/2027 (a)	300,000	363,003
Washington, State Housing Finance Commission, Transforming Age Projects, Series B, 144A, 2.375%, 1/1/2026	2,000,000	2,007,020
		10,618,449
West Virginia 0.7%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facilities Revenue, Wheeling Power Co., Mitchell Project, Series A, AMT, 3.0%, Mandatory Put 4/1/2022 @ 100, 6/1/2037	2,250,000	2,329,245
Wisconsin 1.8%
Wisconsin, PMA Levy & Aid Anticipation Notes Program, Notes Participation, Series A, 3.0%, 10/23/2020	2,465,000	2,500,545
Wisconsin, State Health & Educational Facilities Authority Revenue, Advocate Aurora Health Credit Group, Series C-4, MUNIPSA + 0.650%, 1.59% *, Mandatory Put 7/31/2024 @ 100, 8/15/2054	1,000,000	1,010,570
Wisconsin, State Housing & Economic Development Authority, Home Ownership Revenue, Series A, AMT, 3.5%, 3/1/2046	2,315,000	2,422,972
		5,934,087
Other 1.1%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series M-015, 0.99% **, 2/7/2020, LIQ: Freddie Mac	960,000	960,000
"A", Series M-055, MUNIPSA + 0.210% , 1.53% *, 6/15/2035	2,015,000	2,015,000
"A", Series M-024, AMT, 2.304%, 5/15/2027, LIQ: Freddie Mac	575,000	592,210
		3,567,210
Total Municipal Bonds and Notes (Cost $333,448,313)		338,894,078
Preferred Shares of Closed-End Investment Companies 1.2%
California
California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 1.29% *, 2/3/2020 (Cost $4,000,000)	4,000,000	4,000,000
	Shares	Value ($)
Open-End Investment Companies 4.6%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.845% *** (Cost $15,222,150)	15,218,903	15,221,947
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $352,670,463)	107.4	358,116,025
Other Assets and Liabilities, Net	(7.4)	(24,589,451)
Net Assets	100.0	333,526,574

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable or floating rate security. These securities are shown at their current rate as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of January 31, 2020. Date shown reflects the earlier of demand date or stated maturity date.
*** Current yield; not a coupon rate.
(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (b)	$—	$338,894,078	$—	$338,894,078
Preferred Shares of Closed-End Investment Companies	—	4,000,000	—	4,000,000
Open-End Investment Companies	15,221,947	—	—	15,221,947
Total	$15,221,947	$342,894,078	$—	$358,116,025

(b)	See Investment Portfolio for additional detailed categorizations.